Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 100,200		€ 50,400
Unrealized Gain (Loss) on Derivatives	(2,500)	$ 1,300
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 45,400